Equity - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
Dec. 31, 2020 $ / shares
Term of the options (years)	7 years
Minimum [Member]
Underlying value of ordinary shares	$ 0.446
Exercise price	$ 0.29
Expected volatility	43.35%
Risk-free interest rate	0.54%
Maximum [Member]
Underlying value of ordinary shares	$ 0.800
Exercise price	$ 0.35
Expected volatility	45.00%
Risk-free interest rate	1.55%